Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes

15.Income taxes

The Company’s operations are conducted by its foreign subsidiaries in Latin America and the Caribbean. The foreign subsidiaries are incorporated under the laws of their respective countries and as such the Company is taxed in such foreign countries.

Statutory tax rates in the countries in which the Company operates for fiscal years 2013, 2012 and 2011 were as follows:

	2013	2012	2011

Puerto Rico	20%	20%	30%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St. Thomas, Aruba and Curacao	35%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	34%	33%	33%
Costa Rica, Peru and Mexico	30%	30%	30%
Panamá, Uruguay, Trinidad and Tobago and Netherlands	25%	25%	25%
Ecuador	22%	23%	24%
Chile	20%	20%	20%

Income tax expense for fiscal years 2013, 2012 and 2011 consisted of the following:

	2013	2012	2011
Current income tax expense.......................................................................	$33,609	$32,147	$47,485
Deferred income tax expense (benefit).......................................................	9,113	14,228	(2,882)
Income tax expense...................................................................................	$42,722	$46,375	$44,603

Income tax expense for fiscal years 2013, 2012 and 2011 differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income as a result of the following:

	2013	2012	2011
Pre-tax income...........................................................................................	$96,594	$160,963	$160,403
Weighted-average statutory income tax rate (i)...........................................	31.92%	35.20%	32.35%
Income tax expense at weighted-average statutory tax rate on pre-tax income	30,833	56,659	51,890
Permanent differences:
Change in valuation allowance .................................................................	39,621	(7,660)	(20,962)
Non-deductible expenses...........................................................................	13,500	22,258	28,783
Tax deductible goodwill in Brazil and other tax benefits (ii)...........................	(26,948)	(18,789)	(21,640)
Withholding income taxes on intercompany transactions.............................	3,121	3,437	9,038
Tax inflation adjustment.............................................................................	(20,041)	(10,983)	(3,471)
Expiration of tax loss carryforwards.............................................................	-	1,017	1,298
Others.........................................................................................................	2,636	436	(333)
Income tax expense...................................................................................	$42,722	$46,375	$44,603

(i)

Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

(ii)

In November 2010, the Company completed the corporate reorganization of its companies in Brazil that was commenced on December 29, 2008. Among other corporate synergies, the reorganization resulted in contribution of the shares of the Brazilian operating entities to a new holding company and generated a tax deductible goodwill amounting to $310 million. The goodwill is deductible in Brazil for income tax purposes through its amortization in a period of 60 months starting in December 2010 following the merger of the Brazilian entities. The Company did not recognize any deferred tax asset for this benefit following the exemption in ASC 740-10-25-3.e. applicable to intercompany transfers. Therefore, the tax benefit is being recognized when realized on the tax return and applied to reduce income tax expenses.

The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities at December 31, 2013 and 2012 are presented below:

	2013	2012
Tax loss carryforwards (i)...........................................................................	$276,468	$267,826
Purchase price allocation adjustment.........................................................	74,349	92,715
Property and equipment – tax inflation adjustment.....................................	41,212	39,290
Other accrued payroll and other liabilities...................................................	20,941	15,452
Share-based compensation programs.......................................................	6,532	9,679
Provision for contingencies.......................................................................	2,809	9,447
Other deferred tax assets...........................................................................	20,880	20,185
Property and equipment – difference in depreciation rates.........................	(41,087)	(54,383)
Other deferred tax liabilities (ii)...................................................................	(12,499)	(16,769)
Valuation allowance (iii).............................................................................	(270,057)	(236,563)
Net deferred tax asset ...............................................................................	$119,548	$146,879

(i) As of December 31, 2013, the Company and its subsidiaries had accumulated operating tax loss carryforwards amounting to $986,727. These operating tax loss carryforwards expire as follows:

2013
Fiscal year 2014.................................................	$5,293
Fiscal year 2015.................................................	357
Fiscal year 2016.................................................	26,954
Fiscal year 2017.................................................	89,318
Fiscal year 2018.................................................	3,657
Thereafter.......................................................	367,022
Without expiration terms.......................................	494,126
$986,727

(ii) Primarily related to intangible assets and foreign currency exchange gains.

(iii)  In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

Balance sheets classification of deferred taxes at December 31, 2013 and 2012 is as follows: current deferred tax assets of $27,974 in 2013 and $22,178 in 2012; non-current deferred tax assets of $97,687 in 2013 and $133,708 in 2012; and non-current deferred tax liabilities of $6,113 in 2013 and $9,007 in 2012.

Deferred income taxes have not been recorded for temporary differences related to investments in certain foreign subsidiaries. These temporary differences were approximately $216.2 million at December 31, 2013 and consisted of undistributed earnings considered permanently invested in subsidiaries. Determination of the deferred income tax liability on these unremitted earnings is not practicable because such liability, if any, is dependent on circumstances existing if and when remittance occurs.

As of December 31, 2013 and 2012, the Company’s gross unrecognized tax benefits totaled $1,697 and $1,554 (including interests and penalties), respectively, that would favorably affect the effective tax rate if resolved in the Company’s favor. The Company is regularly under audit in multiple tax jurisdictions. It is reasonably possible that, as a result of audit progression within the next 12 months, there may be new information that causes the Company to reassess the total amount of unrecognized tax benefits recorded. While the Company cannot estimate the impact that new information may have on the unrecognized tax benefit balance, the Company believes that the liabilities that are recorded are appropriate and adequate as determined under ASC 740. The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2007.